Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense at the U.S. statutory federal income tax rate	$ 121,812	$ 85,517	$ 169,213
Impact of foreign operations	(16,276)	(20,156)	(29,969)
State and local income taxes, net	9,520	4,734	4,310
Domestic manufacturing deduction	(4,839)	(2,537)	(8,030)
Nondeductible business expense	2,473	2,394	2,224
Valuation allowance	(5,235)	933	(3,357)
Deferred tax liability for unremitted foreign earnings	(77,970)	(621)	(3,712)
Non-taxable gain from joint venture			(2,790)
Other	737	1,476	(1,881)
Equity-based compensation	(4,652)	(12,078)
Transition tax liability	67,899
Remeasurement of U.S. deferred income taxes	(15,678)
Provision for Income Taxes	$ 77,791	$ 59,662	$ 126,008
Effective Income Tax Rate	18.70%	24.40%	26.10%